Investments In Joint Ventures	12 Months Ended
Dec. 31, 2011
Investments In Joint Ventures [Abstract]
Investments In Joint Ventures

(6) Investments in joint ventures

The Company's ownership interests in its joint ventures as of December 31, 2011 and December 25, 2010 were as follows:

	Ownership
Entity	December 31, 2011	December 25, 2010
BR Japan	43.3%	43.3%
BR Korea	33.3	33.3

Summary financial information for the joint venture operations on an aggregated basis was as follows (in thousands):

	December 31, 2011	December 25, 2010
Current assets	$195,977	184,608
Current liabilities	92,758	86,969

Working capital	103,219	97,639
Property, plant, and equipment, net	147,929	102,405
Other assets	156,061	141,574
Long-term liabilities	55,514	19,084

Joint venture equity	$351,695	322,534

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Revenues	$659,319	580,671	495,146
Net income	44,156	47,664	41,577

The comparison between the carrying value of our investments and the underlying equity in net assets of investments is presented in the table below (in thousands):

	BR Japan		BR Korea
	December 31, 2011	December 25, 2010	December 31, 2011	December 25, 2010
Carrying value of investment	$103,830	94,326	60,806	74,950
Underlying equity in net assets of investment	56,319	49,854	73,839	69,037

Carrying value in excess of (less than) the underlying equity in net assets(a)	$47,511	44,472	(13,033)	5,913

(a)	The excess carrying values over the underlying equity in net assets of BR Japan as of December 31, 2011 and December 25, 2010 and BR Korea as of December 25, 2010 is primarily comprised of amortizable franchise rights and related tax liabilities and nonamortizable goodwill, all of which were established in the BCT Acquisition. The deficit of cost relative to the underlying equity in net assets of BR Korea as of December 31, 2011 is primarily comprised of an impairment of long-lived assets, net of tax, recorded in fiscal year 2011.

Equity in net income (loss) of joint ventures in the consolidated statements of operations for fiscal years 2011, 2010, and 2009 includes $868 thousand, $897 thousand, and $899 thousand, respectively, of net expense related to the amortization of intangible franchise rights and related deferred tax liabilities noted above. As required under the equity method of accounting, such net expense is recorded in the consolidated statements of operations directly to equity in net income (loss) of joint ventures and not shown as a component of amortization expense.

During the fourth quarter of 2011, management concluded that indicators of potential impairment were present related to our investment in BR Korea based on continued declines in the operating performance and future projections of the Korea Dunkin' Donuts business. Accordingly, the Company engaged an independent third-party valuation specialist to determine the fair value of our investment in BR Korea, which was completed using a combination of discounted cash flow and income approaches to valuation. Based on the fair value determined by the independent third-party valuation specialist, the carrying value of the investment in BR Korea exceeded fair value by $19.8 million, and as such the Company recorded an impairment charge in that amount in the fourth quarter of 2011. The impairment charge was allocated to the underlying goodwill, intangible assets, and long-lived assets of BR Korea, and therefore resulted in a reduction in depreciation and amortization, net of tax, of $1.0 million, in fiscal year 2011, which is recorded within equity in net income (loss) of joint ventures in the consolidated statements of operations.

Total estimated amortization expense, net of deferred tax benefits, to be included in equity in net income of joint ventures for fiscal years 2012 through 2016 is as follows (in thousands):

Fiscal year:
2012	$710
2013	634
2014	553
2015	467
2016	375